Document and Entity Information	6 Months Ended
Jun. 30, 2019
Document and Entity Information [Abstract]
Amendment Flag	false
Document Type	6-K
Document Period End Date	Jun. 30, 2019
Document Fiscal Year Focus	2019
Document Fiscal Period Focus	Q2
Entity Central Index Key	0001581804
Current Fiscal Year End Date	--12-31
Entity Registrant Name	Navigator Holdings Ltd.